Schedule of inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Inventory Disclosure [Abstract]
Auto parts and auto accessories	$ 3,270	$ 584
New cars		305
Total	$ 3,270	$ 889